Bonds Payable - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Unsecured Domestic Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity period			3 years
Secured domestic bonds conversion price | $ / shares		$ 4.8
Percentage of current conversion price on Stock Exchange		30.00%
Number of consecutive trading days for determining Conversion price		30 days
Secured Domestic Convertible Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Secured domestic bonds conversion price | $ / shares			$ 4.8
Notional Amount | $			$ 250,000
USISH Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount				$ 404,026	$ 14,565
Effective interest rate on Contract				4.2989%	4.2989%	4.2989%
Aggregate fair value of the redemption option				$ 6,756	$ 244
USISH Bonds [Member] | USISH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	Within 5 trading days after maturity
Borrowings, interest rate	108.00%
Borrowings	¥ 3,450,000
Notional Amount	¥ 100
Conversion Period of Bonds	9 months
Conversion Price | ¥ / shares	¥ 20.25			$ 19.75
Percentage of current conversion price on Stock Exchange				80.00%	80.00%	80.00%
Percentage of par value on USISH Bonds				102.00%	102.00%	102.00%
USISH Bonds [Member] | USISH [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of current conversion price on Stock Exchange				70.00%	70.00%	70.00%
Number of consecutive trading days for determining Conversion price				15 days
USISH Bonds [Member] | USISH [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price				30 days
USISH Bonds [Member] | USIE and ASE (Shanghai) Inc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 2,670,199
Unconverted USISH Bonds [Member] | USISH [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings						¥ 30,000
Percentage of current conversion price on Stock Exchange				130.00%	130.00%	130.00%
Unconverted USISH Bonds [Member] | USISH [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of consecutive trading days for determining Conversion price				20 days
Unconverted USISH Bonds [Member] | USISH [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of current conversion price on Stock Exchange				130.00%	130.00%	130.00%
Number of consecutive trading days for determining Conversion price				30 days